SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Significant Accounting Policies Tables Abstract
Computations of weighted average shares outstanding

	June 30, 2018	June 30, 2017
Shares underlying options outstanding	47,885,000	47,850,000
Shares underlying warrants outstanding	1,275,000	2,430,000
Shares underlying convertible notes outstanding	187,500,000	305,433,186
	236,660,000	355,713,186

	2017	2016
Shares underlying options outstanding	47,885,000	47,850,000
Shares underlying warrants outstanding	2,430,000	2,630,000
Shares underlying convertible notes outstanding	131,250,000	199,706,315
	181,565,000	250,186,315

Revenue recognition of sales

The following table presents our net sales by product category for the three months ended June 30, 2018 and 2017:

	Three months Ended
	June 30, 2018	June 30, 2017
Sales/access fees	$39,500	$39,750
Distribution rights income	59,174	170,794
Net sales	$98,674	$210,544

The following table presents our net sales by product category for the six months ended June 30, 2018 and 2017:

	Six months Ended
	June 30, 2018	June 30, 2017
Sales/access fees	$103,700	$67,250
Distribution rights income	142,698	277,521
Net sales	$246,398	$344,771

Changes in deferred revenue

Balance as of December 31, 2017:
Short term	$237,347
Long term	401,346
Total as of December 31, 2017	638,693
Cash payments received	25,000
Net sales recognized	(142,698)
Balance as of June 30, 2018	520,995
Less short term	236,648
Long term	$284,347